SHARE BASED PAYMENTS - Summary of Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	413,500
15.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	129,500
Initial exercise price (in dollars per share) | $ / shares	$ 15.60
Risk-free interest rate	0.82%
Expected Volatility	40.80%
17.2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	234,000
Initial exercise price (in dollars per share) | $ / shares	$ 17.20
Risk-free interest rate	0.82%
Expected Volatility	40.80%
25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	12,500
Initial exercise price (in dollars per share) | $ / shares	$ 25.00
Risk-free interest rate	2.91%
Expected Volatility	45.00%
25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	17,500
Initial exercise price (in dollars per share) | $ / shares	$ 25.00
Risk-free interest rate	2.91%
Expected Volatility	45.00%
25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options (in dollars per share)	20,000
Initial exercise price (in dollars per share) | $ / shares	$ 25.00
Risk-free interest rate	2.91%
Expected Volatility	45.00%